Earnings per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings per Share

5. EARNINGS PER SHARE

A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Basic:
Net income attributable to CNH Industrial	$124	$354	$146	$454
Weighted average common shares outstanding—basic	1,361	1,354	1,360	1,353
Basic earnings per share	$0.09	$0.26	$0.11	$0.33
Diluted:
Net income attributable to CNH Industrial	$124	$354	$146	$454
Weighted average common shares outstanding—basic	1,361	1,354	1,360	1,353
Effect of dilutive securities (when dilutive):	2	-	3	-
Stock Compensation Plans	-	7	-	7
Weighted average common shares outstanding—diluted	1,363	1,361	1,363	1,360
Diluted earnings per share	$0.09	$0.26	$0.11	$0.33